Shareholders' Equity - Summary of Share Capital (Detail)	12 Months Ended
Feb. 28, 2018 CAD ($)
Stockholders' Equity Note [Abstract]
Common shares without par value	$ 500,000,000
Preferred shares without par value	9,999,900
Series "A" preferred shares	1,000,000
Series "B" preferred shares	100
Series "C" preferred shares	1,000,000
Series "D" preferred shares	4,000,000
Series "E" preferred shares	4,000,000
Total share capital	$ 20,000,000